LEASES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2020	$251.9	$138.8	$5.0	$0.2	$395.9
Additions and remeasurements	(2.3)	0.1	16.1	13.0	26.9
Additions – business combinations (Note 3)	13.1	49.5	—	—	62.6
Depreciation	(29.0)	(17.2)	(3.4)	(0.5)	(50.1)
Impairment	(9.2)	—	—	—	(9.2)
Purchase of assets under lease (Note 13)	—	(96.5)	—	—	(96.5)
Transfers and others	1.1	(0.6)	0.4	(0.2)	0.7
Foreign currency exchange differences	(13.6)	(8.2)	—	—	(21.8)
Net book value as at March 31, 2021	$212.0	$65.9	$18.1	$12.5	$308.5
Additions and remeasurements	59.4	60.0	0.2	—	119.6
Additions – business combinations (Note 3)	32.7	—	—	—	32.7
Depreciation	(31.2)	(13.8)	(2.6)	(0.8)	(48.4)
Impairment	(8.1)	—	—	—	(8.1)
Purchase of assets under lease (Note 13)	—	(21.7)	—	—	(21.7)
Transfers and others	(3.3)	0.5	(0.2)	—	(3.0)
Foreign currency exchange differences	(6.2)	(0.4)	—	—	(6.6)
Net book value as at March 31, 2022	$255.3	$90.5	$15.5	$11.7	$373.0

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2022	2021
Less than 1 year	$36.3	$28.6
Between 1 and 2 years	24.1	24.1
Between 2 and 3 years	23.3	20.6
Between 3 and 4 years	21.0	20.2
Between 4 and 5 years	13.6	17.9
More than 5 years	26.8	28.9
Total undiscounted lease payments receivable	$145.1	$140.3

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2022	2021
Less than 1 year	$24.9	$17.2
Between 1 and 2 years	12.0	17.2
Between 2 and 3 years	12.9	20.6
Between 3 and 4 years	11.1	10.6
Between 4 and 5 years	11.8	12.4
More than 5 years	114.5	124.8
Total undiscounted lease payments receivable	$187.2	$202.8
Unearned finance income	(59.1)	(65.2)
Discounted unguaranteed residual values of leased assets	(9.4)	(9.1)
Total investment in finance leases	$118.7	$128.5
Current portion (Note 10)	21.6	13.6
Non-current portion (Note 16)	$97.1	$114.9